Estimates, Significant Accounting Policies and Balance Sheet Detail (Estimated Aggregate Amortization Expense) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 116
2014	115
2015	115
2016	115
2017	115
Finite-Lived Intangible Assets, Gross	$ 2,150	$ 1,142